Share-based compensation(Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Details of the stock option transactions for the years ended December 31, 2017, 2016 and 2015 are summarized as follows:

	Number	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (CAD$)
Outstanding as at December 31, 2014	1,278,290	4.68	3.34	8,411

Options granted	382,900	10.84
Options exercised	(129,236)	3.76
Options forfeited	(45,097)	8.76
Options expired	(14,260)	4,169
Outstanding as at December 31, 2015	1,472,597	5.88	2.88	8,024

Options granted	617,500	5.97
Options forfeited	(72,200)	4.94
Options expired	(16,340)	20.22
Outstanding as at December 31, 2016	2,001,557	5.82	2.72	1,110

Options granted	1,242,500	4.16
Options exercised	(324,000)	2.16
Options forfeited	(20,000)	5.10
Options expired	(8,000)	1.70
Outstanding as at December 31, 2017	2,892,057	5.52	3.07	69
Exercisable as at December 31, 2017	1,855,368	5.90	2.55	69

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
At December 31, 2017, stock options to executive officers and directors, employees and consultants were outstanding as follows:

	Options outstanding			Options exercisable
		Weighted	Weighted		Weighted
		average	average		average
		remaining	exercise		exercise
Range of		contractual	price		price
exercise prices (CAD$)	Number	life (years)	(CAD$)	Number	(CAD$)

$1.65 to $2.08	277,000	0.22	1.66	277,000	1.66
$2.09 to $5.63	1,477,183	3.86	4.26	703,557	4.39
$5.64 to $7.37	550,000	3.47	6.14	325,667	6.14
$7.38 to $13.09	587,874	2.07	9.91	549,144	9.92

	2,892,057	3.07	5.52	1,855,368	5.90

Schedule Of Nonvested Option Activity [Table Text Block]
A summary of the Company’s non-vested stock option activity and related information for the year ended December 31, 2017 is as follows:

	Number	Weighted average
	of	grant-date fair value
Non-vested options	options	(U.S.$)

Non-vested at December 31, 2016	708,588	2.27
Granted	1,242,500	1.53
Vested	(911,039)	1.90
Forfeited	(3,360)	0.04

Non-vested at December 31, 2017	1,036,689	1.69

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The estimated fair value of the stock options granted was determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

	December 31, 2017	December 31, 2016	December 31, 2015

Dividend yield	-	-	-
Expected volatility	63.7%	65.7%	78.4%
Risk-free interest rate	1.2%	0.7%	0.6%
Expected average life of the options	3.8 years	3.1 years	3.4 years
Estimated forfeiture rate	-	-	-

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
Details of RSU transactions for the years ended December 31, 2017, 2016 and 2015 are summarized as follows:

	Number	Weighted average grant date fair value (USD$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (USD$)
Outstanding at December 31, 2014	-	$-	-	$-

RSUs granted	160,598	9.10		1,181
RSUs vested	(10,990)	9.95		89
RSUs forfeited	(17,500)	9.95
Outstanding as at December 31, 2015	132,108	$8.91	2.16	$1,058

RSUs granted	50,782	4.43		218
RSUs vested	(49,682)	9.03		205
RSUs forfeited	(13,505)	9.00
Outstanding as at December 31, 2016	119,703	$6.95	1.71	$334

RSUs granted	52,962	3.46		194
RSUs vested	(57,003)	7.59		174
RSUs forfeited	(18,706)	6.21
Outstanding as at December 31, 2017	96,956	$4.83	1.68	$147